SCHEDULE OF CASH AND BANK BALANCES THAT ARE DENOMINATED IN VARIOUS CURRENCIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	¥ 3,808	¥ 3,936	¥ 27,880
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,619	3,104
Hong Kong, Dollars
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1	2
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	¥ 188	¥ 830